Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain loss on re-measurement of contingent consideration provision	$ (0.9)	$ (6.3)